NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 0.6%
4,500	Honeywell Aerospace Inc.(a)	$711,495

	ASSET MANAGEMENT - 2.1%
2,200	Blackrock, Inc.	2,542,342

	AUTOMOTIVE - 1.1%
3,830	Tesla, Inc.(a)	1,409,249

	BANKING - 6.1%
48,700	Bank of America Corporation	3,016,478
12,500	JPMorgan Chase & Company	4,450,250
		7,466,728
	BIOTECH & PHARMA - 4.3%
4,700	Amgen, Inc.	2,020,436
660	Eli Lilly & Company	763,442
9,500	Johnson & Johnson	2,525,575
		5,309,453
	CHEMICALS - 0.6%
1,600	Sherwin-Williams Company	542,096
2,250	Solstice Advanced Materials, Inc.	142,628
		684,724
	COMMERCIAL SUPPORT SERVICES - 0.4%
1,800	Mobility Global, Inc.	36,540
2,300	Waste Management, Inc.	503,516
		540,056
	E-COMMERCE DISCRETIONARY - 5.3%
25,300	Amazon.com, Inc.(a)	6,572,181

	ELECTRICAL EQUIPMENT - 4.1%
26,000	Amphenol Corporation, Class A	4,122,300
4,500	Honeywell International, Inc.	960,885
		5,083,185

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HOME CONSTRUCTION - 1.6%
27,500	Masco Corporation	$1,984,400

	HOUSEHOLD PRODUCTS - 1.4%
12,125	Procter & Gamble Company	1,759,580

	INSTITUTIONAL FINANCIAL SERVICES - 5.1%
1,990	Goldman Sachs Group, Inc.	2,041,541
11,350	Intercontinental Exchange, Inc.	1,823,945
11,300	Morgan Stanley	2,410,516
		6,276,002
	INSURANCE - 2.1%
5,100	Berkshire Hathaway, Inc., Class B(a)	2,570,553

	INTERNET MEDIA & SERVICES - 10.4%
23,050	Alphabet, Inc., Class A	7,822,018
6,300	Meta Platforms, Inc., Class A	3,605,742
17,000	Netflix, Inc.(a)	1,377,850
		12,805,610
	MACHINERY - 3.3%
5,140	Caterpillar, Inc.	4,098,996

6,500	MEDICAL EQUIPMENT & DEVICES - 3.3% Abbott Laboratories	717,340
4,300	Stryker Corporation	1,392,340
3,100	Thermo Fisher Scientific, Inc.	1,913,010
		4,022,690
	OIL & GAS PRODUCERS - 4.3%
6,600	Chevron Corporation	1,360,524
8,200	ExxonMobil Holdings Corporation	1,319,790
34,400	Williams Companies, Inc.	2,581,720
		5,262,034
	RETAIL - CONSUMER STAPLES - 3.5%
1,400	Costco Wholesale Corporation	1,321,446
28,200	Walmart, Inc.	2,957,334
		4,278,780

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares				Fair Value
	COMMON STOCKS — 99.9% (Continued)
	RETAIL - DISCRETIONARY - 3.2%
7,800	Home Depot, Inc.			$2,557,074
10,600	TJX Companies, Inc.			1,419,446
				3,976,520
	SEMICONDUCTORS - 11.8%
66,000	NVIDIA Corporation			14,571,480

	SOFTWARE - 12.9%
20,350	Microsoft Corporation			10,323,351
8,525	Oracle Corporation			1,271,248
3,200	Palo Alto Networks, Inc.(a)			1,222,816
11,900	Salesforce, Inc.			3,064,726
				15,882,141
	SPECIALTY FINANCE - 1.2%
6,800	Capital One Financial Corporation			1,458,668

	TECHNOLOGY HARDWARE - 7.8%
30,500	Apple, Inc.			9,663,924

	TECHNOLOGY SERVICES - 3.4%
1,800	S&P Global, Inc.			784,512
8,800	Visa, Inc., Class A			3,338,456
				4,122,968

	TOTAL COMMON STOCKS (Cost $22,789,217)			123,053,759

	TOTAL INVESTMENTS - 99.9% (Cost $22,789,217)			$123,053,759
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			115,197
	NET ASSETS - 100.0%			$123,168,956

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
40	CBOT 10 Year US Treasury Notes	12/22/2026	$4,306,250	$(22,186)
8	CME E-Mini NASDAQ 100 Index Futures	09/21/2026	4,722,080	(216,720)
5	CME E-Mini Standard & Poor's 500 Index Futures	09/21/2026	1,924,750	17,912
	TOTAL FUTURES CONTRACTS			$(220,994)

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

(a)	Non-income producing security.